Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ (119,875)	$ 120,798	$ 22,465
Foreign	145,064	95,198	203,125
State and local	(3,503)	11,067	15,623
Total current	21,686	227,063	241,213
Deferred:
Federal	15,720	58,601	8,867
Foreign	75,688	(65,656)	(5,630)
State and local	8,878	(857)	1,438
Total deferred	100,286	(7,912)	4,675
Total income tax expense	$ 121,972	$ 219,151	$ 245,888